Consolidated statement of cash flow - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 3,634	$ 2,649	$ 2,027	$ 6,283	$ 4,806
Depreciation, depletion, amortization and impairment	3,508	3,046	2,930	6,554	7,590
Non-current liabilities, valuation allowances, and deferred taxes	35	114	(50)	149	(247)
(Gains) losses on disposals of assets	(148)	(125)	(151)	(273)	(2,383)
Undistributed affiliates' equity earnings	(298)	(259)	501	(557)	206
(Increase) decrease in working capital	(856)	(3,222)	(268)	(4,078)	(322)
Other changes, net	371	(122)	(349)	249	(309)
Cash flow from operating activities	6,246	2,081	4,640	8,327	9,341
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(3,513)	(5,665)	(3,323)	(9,178)	(6,001)
Acquisitions of subsidiaries, net of cash acquired	12	(726)	(6)	(714)	(325)
Investments in equity affiliates and other securities	(146)	(162)	(433)	(308)	(956)
Increase in non-current loans	(140)	(171)	(443)	(311)	(601)
Total expenditures	(3,787)	(6,724)	(4,205)	(10,511)	(7,883)
Proceeds from disposals of intangible assets and property, plant and equipment	304	1,978	74	2,282	80
Proceeds from disposals of subsidiaries, net of cash sold	(7)	3		(4)	2,696
Proceeds from disposals of non-current investments	396	188	133	584	142
Repayment of non-current loans	581	416	153	997	340
Total divestments	1,274	2,585	360	3,859	3,258
Cash flow used in investing activities	(2,513)	(4,139)	(3,845)	(6,652)	(4,625)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	473	9	406	482	421
Issuance (repayment) of shares: Treasury shares	(1,182)	(558)		(1,740)
Dividends paid: Parent company shareholders	(2,692)	(1,516)	(1,462)	(4,208)	(2,000)
Dividends paid: Non-controlling interests	(72)	(12)	(61)	(84)	(76)
Payments on perpetual subordinated notes	(116)	(150)	(90)	(266)	(219)
Net issuance (repayment) of non-current debt	52	(2,480)	290	(2,428)	346
Increase (decrease) in current borrowings	(738)	1,707	(1,167)	969	(2,580)
Increase (decrease) in current financial assets and liabilities	(1,779)	1,155	979	(624)	1,637
Cash flow used in financing activities	(6,054)	(1,845)	(1,105)	(7,899)	(2,471)
Net increase (decrease) in cash and cash equivalents	(2,321)	(3,903)	(310)	(6,224)	2,245
Effect of exchange rates	(1,296)	810	1,504	(486)	1,878
Cash and cash equivalents at the beginning of the period	30,092	33,185	27,526	33,185	24,597
Cash and cash equivalents at the end of the period	$ 26,475	$ 30,092	$ 28,720	$ 26,475	$ 28,720